CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Other Financial Items	$ 15,363
Reclassification out of Accumulated Other Comprehensive Income
Other Financial Items	$ (5,000)